Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 1,010.6	$ 771.6	$ 443.8
Operating expenses	(636.8)	(521.8)	(549.9)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	118.4	290.9	157.9
Operating expenses	(115.7)	(284.9)	(154.6)
Net income	0.0	3.8	0.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	9.2	21.3	83.4
Operating expenses	(8.3)	(21.0)	(81.7)
Net income	$ (2.4)	$ 5.7	$ 2.4